Income Tax - Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current	$ (5,212)	$ (1,482)	$ (1,652)
Deferred	(2,355)	(3,674)	1,027
Income tax expense	$ (7,567)	$ (5,156)	$ (625)